Issued share capital, share premium account and share options - Share premium account (Details) € in Millions	12 Months Ended
Mar. 31, 2020 EUR (€)
Issued share capital, share premium account and share options
Balance at beginning of year	€ 719.4
Issue of ordinary equity shares	19.1
Balance at end of year	€ 738.5